Parent Company Only Condensed Financial Information - SCI (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
Selling, general and administrative	$ (783,100)	¥ (5,451,787)	¥ (5,341,790)	¥ (2,350,707)
Total operating expenses	1,419,226	9,880,367	9,339,732	4,953,596
Loss from operations	1,591,425	11,079,189	9,595,608	4,953,596
Interest income	23,023	160,279	133,384	18,970
Interest expense	53,224	370,536	123,643	18,084
Equity in loss of subsidiaries and VIEs	(9,262)	(64,478)	(9,722)	(5,375)
Investment income				3,498
Other (loss)/income, net	9,503	66,160	(21,346)	(58,681)
Loss before income tax expense	(1,621,385)	(11,287,764)	(9,616,935)	(5,013,268)
Income tax expense	1,133	7,888	22,044	7,906
Net loss	(1,622,518)	(11,295,652)	(9,638,979)	(5,021,174)
Accretion on convertible redeemable preferred shares to redemption value			(13,667,291)	(2,576,935)
Accretion on redeemable non-controlling interests to redemption value	(18,184)	(126,590)	(63,297)
Net loss attributable to ordinary shareholders of NIO Inc.	1,639,389	11,413,101	23,327,862	7,561,669
Parent
Operating expenses:
Selling, general and administrative	(14)	(97)	(178,479)	(52,518)
Total operating expenses	(14)	(97)	(178,479)	(52,518)
Loss from operations	(14)	(97)	(178,479)	(52,518)
Interest income	605	4,212	7,692	2,391
Interest expense	34,097	237,374	0	12,389
Equity in loss of subsidiaries and VIEs	(1,591,097)	(11,076,907)	(9,432,640)	(4,924,897)
Investment income	0	0	0	3,498
Other (loss)/income, net	3,398	23,655	6,153	(819)
Loss before income tax expense	(1,621,205)	(11,286,511)	(9,597,274)	(4,984,734)
Income tax expense	0	0	0	0
Net loss	(1,621,205)	(11,286,511)	(9,597,274)	(4,984,734)
Accretion on convertible redeemable preferred shares to redemption value	0	0	(13,667,291)	(2,576,935)
Accretion on redeemable non-controlling interests to redemption value	(18,184)	(126,590)	(63,297)	0
Net loss attributable to ordinary shareholders of NIO Inc.	$ (1,639,389)	¥ (11,413,101)	¥ (23,327,862)	¥ (7,561,669)